UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2016  to December 31,2016
Date of Report (Date of earliest event reported) February 14, 2017

Exact name of securitizer as specified in its charter:  Credit Suisse First Boston Mortgage Securities Corp.

Commission File Number of securitizer: 025-00698

Central Index Key Number of securitizer: 0000802106

Patrick A. Remmert, President, (212) 325-7579
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

________________________________________________
(Exact name of issuing entity as specified in its charter)

 Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

% of principal balance (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator		Assets That Were Subject of Demand				Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (due to expired cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
Asset Class: CMBS
Credit Suisse Commercial Mortgage Trust Series 2005-C2 (CIK 0001326717)	X	Column Financial, Inc.	148	$1,453,770,531	90.6%	1	$91,711,516	72.07%	0	$0	0.00%	0	$0	0.00%	1	$91,711,516	72.07%	0	$0	0.00%	0	$0	0.00%
		KeyBank National Association	20	151,313,929	9.4	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			168	$1,605,084,460	100%	1	$91,711,516	72.07%	0	0	0.00%	0	0	0.00%	1	$91,711,516	72.07%	0	0	0.00%	0	0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2006-C4 (CIK 0001374479)	X	Column Financial, Inc.	166	$2,774,483,912	64.9%	1	$2,394,385	0.93%	0	$0	0.00%	0	$0	0.00%	1	$2,394,385	0.93%	0	$0	0.00%	0	$0	0.00%
		LaSalle Bank National Association	87	646,736,657	15.1	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		KeyBank National Association	43	492,455,312	11.5	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Column Financial, Inc. / Barclays Capital Mortgage Inc.	1	181,000,000	4.2	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		NCB, FSB	63	178,416,072	4.2	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			360	$4,273,091,953	100%	1	$2,394,385	0.93%	0	0	0.00%	0	0	0.00%	1	$2,394,385	0.93%	0	0	0.00%	0	0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2006-TFL2		Column Financial, Inc.	15.5	$1,906,800,000	98.9%	1	$78,000,000	100%	0	0	0.00	0	$0	0.00%	1	$78,000,000	100%	0	0	0	0	0	0.00
		Barclays Capital Real Estate Inc.	0.5	21,500,000	1.1%	0	0	0.00	0	0	0.00	0	0	0.00%	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			16	$1,928,300,000	100%	1	$78,000,000	100%	0	$0	0.00%	0	$0	0.00%	1	$78,000,000	100%	0	$0	0.00%	0	$0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2006- C5 (CIK 0001382095)	X	Column Financial, Inc.	282	$3,067,296,120	89.4%	1	$1,083,094	0.34%	0	$0	0.00%	0	$0	0.00%	1	$1,083,094	0.34%	0	$0	0.00%	0	$0	0.00%
		KeyBank National Association	22	362,477,247	10.6%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			304	$3,429,773,367	100%	1	$1,083,094	0.34%	0	$0	0.00%	0	$0	0.00%	1	$1,083,094	0.34%	0	$0	0.00%	0	$0	0.00%
Credit Suisse Commercial Mortgage Trust Series 2007-C2 (CIK 0001396399)	X	Column Financial, Inc.	179.5	$2,833,276,057	85.9%	2	$13,300,000	1.08%	0	$0	0.00%	0	$0	0.00%	2	$13,300,000	1.08%	0	$0	0.00%	0	$0	0.00%
		KeyBank National Association	27.5	464,462,649	14.1%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			207	$3,297,738,706	100%	2	$13,300,000	1.08%	0	$0	0.00%	0	$0	0.00%	2	$13,300,000	1.08%	0	$0	0.00%	0	$0	0.00%
Total by Asset Class			1,055	$14,533,988,486		6	$186,488,995		0	$0		0	$0		6	$186,488,995		0	$0		0	$0
Asset Class: RMBS
TBW Mortgage-Backed Trust 2007-2 (CIK 0001399456)	X	Taylor Bean & Whitaker Mortgage Corporation	3,452	$649,173,438	100%	1,044	$208,587,967	139.63%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity			3,452	$649,173,438	100%	1,044	$208,587,967	139.63%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
CSMC 2014-OAK1	X	Amerisave	5	$3,446,000	1.2%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		Blue Hills BK	24	$15,070,250	5.4%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Caliber Funding	9	$7,635,000	2.7%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Guaranteed Rate	12	$8,865,600	3.2%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Guild MTG	4	$3,355,000	1.2%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Homestreet	56	$35,553,545	12.7%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		JMAC Lending	4	$4,609,999	1.7%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Kinecta FCU	19	$14,326,800	5.1%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Various small originator	143	$100,962,822	36.1%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Prime Lending	22	$16,872,725	6.0%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Provident Funding	40	$30,030,050	10.7%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Radius Financial Group Inc	21	$15,976,600	5.7%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Stonegate MTG Associates	31	$23,342,795	8.3%	0	0	0.00%	0	0	0.00	0	0	0.00	1	$894,400	0.64%	0	0	0.00	0	0	0.00
Total by Issuing Entity			390	$280,047,186	100%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	1	$894,400	0.64%	0	$0	0.00%	0	$0	0.00%
Total by Asset Class			3,842	$929,220,624		1,044	$208,587,967		0	$0		0	$0	0%	1	$894,400		0	$0		0	$0

Total for All Asset Classes			4,897	$15,463,209,110		1,050	$395,076,962		0	$0		0	$0		7	$187,383,395		0	$0		0	$0

The following notes apply generally to the table above:

(a)
With respect to all asset classes, we have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records and the records of our affiliates that acted as securitizers in our transactions regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  We followed up requests made of Demand Entities as we deemed appropriate. The information in this Form ABS-15G has not been verified by any third party.

(b)
With respect to the RMBS asset class, assets included in “Assets Subject of Demand” include only assets where a demand was made during or prior to the reporting period for which we have not yet completed our initial investigation and assigned such assets to one of the other categories as of the end of the reporting period.

(c)
With respect to the RMBS asset class, assets included in “Assets That Were Repurchased or Replaced” include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase. With respect to the RMBS asset class, assets included in “Assets Pending Repurchase or Replacement” include only assets for which a decision to repurchase, replace or make-whole has been approved but such action has not been completed, and are shown without regard to cure period status.

(d)
With respect to the RMBS asset class, the principal balances appearing in columns (h), (k), (n), (q), (t) and (w) and the percentages appearing in columns (i), (l), (o), (r), (u) and (x) reflect the following:

(i)  for denominator for percentage calculations:  aggregate pool principal balance of all assets in the pool as reported to security holders as of the end of the reporting period;
(ii)  for each asset relating to columns (h), (i), (t), (u), (w) and (x):  outstanding principal balance of such asset;
(iii)  for each asset relating to columns (k) and (l):  outstanding principal balance of such asset at time of repurchase, replacement or make-whole, plus fees, penalties and accrued interest; and,
(iv) for each asset relating to columns (n), (o), (q) and (r):  if known, outstanding principal balance of such asset, plus outstanding fees, penalties and accrued interest; otherwise original principal balance of such asset.

(e)
With respect to all asset classes, the scope of this Form ABS-15G is limited to transactions with activity to report in which Credit Suisse First Boston Mortgage Securities Corp. is the depositor, and the sponsor is either (i) not an affiliate of Credit Suisse First Boston Mortgage Securities Corp. or (ii) an affiliate of Credit Suisse First Boston Mortgage Securities Corp. that will not file a Form ABS-15G covering the transaction.

(f)
The information in this Form ABS-15G does not include any previously reported repurchase request or demand, where such repurchase request or demand was subsequently withdrawn and was reflected as having been withdrawn in a prior reporting period, unless there has been a been a change in reporting status with respect to such repurchase request or demand during the current reporting period from the status previously reported.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 14, 2017	CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. (Securitizer)

	By:	/s/ Patrick A. Remmert
Name: Patrick A. Remmert
Title: President